SUPPLEMENTAL FINANCIAL INFORMATION - Property, Plant and Equipment (Details) - USD ($) $ in Millions	Jan. 02, 2021	Dec. 28, 2019	Dec. 29, 2018
Property, Plant and Equipment [Line Items]
Property, plant and equipment	$ 3,476.3	$ 3,171.6
Accumulated depreciation	(2,132.6)	(1,960.9)
Property, plant and equipment, net	1,343.7	1,210.7	$ 1,137.4
Land
Property, Plant and Equipment [Line Items]
Property, plant and equipment	26.1	25.1
Buildings and improvements
Property, Plant and Equipment [Line Items]
Property, plant and equipment	746.4	687.4
Machinery and equipment
Property, Plant and Equipment [Line Items]
Property, plant and equipment	2,538.6	2,316.9
Construction-in-progress
Property, Plant and Equipment [Line Items]
Property, plant and equipment	$ 165.2	$ 142.2